EQUITY TRANSACTIONS (Narrative) (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2013	Mar. 31, 2015	Dec. 31, 2014	Apr. 09, 2015	Jan. 18, 2014	Dec. 31, 2013
Stock Issued During Period, Value, Conversion of Convertible Securities		$ 234,355	$ 268,696
Stock Issued During Period, Shares, Conversion of Convertible Securities		40,591,051
Conversion of derivative liabilities		$ 251,597	$ 153,050
Preferred Stock, Shares Authorized		50,000,000	50,000,000			50,000,000
Preferred Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001			$ 0.0001
Common Stock, Shares Authorized		2,000,000,000	2,000,000,000			2,000,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001			$ 0.0001
Common Stock, Shares, Issued		435,960,255	395,369,204			378,033,149
Common Stock, Shares, Outstanding		435,960,255	395,369,204			378,033,149
Shares issued for cash (Shares)	3,703,704
Equity Issuance, Per Share Amount	$ 0.27
Proceeds from Issuance of Private Placement	$ 1,000,000
Stock Issued During Period, Shares, Settlement of Debt			17,336,055
Stock Issued During Period, Amount of Debt Settlement			$ 268,696
Minimum [Member]
Common Stock, Shares Authorized				1,000,000,000	500,000,000
Maximum [Member]
Common Stock, Shares Authorized			500,000,000	2,000,000,000	1,000,000,000